Other current assets (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Other current assets
Deferred offering costs		€ 6,469,471
Contract assets		715,962
Value added tax refund	€ 883,027	228,987
Contract fulfilment cost assets	237,347
Miscellaneous	217,302	77,976
Prepaid expenses	2,219,057	83,377
Receivables from employees less than 1 year	37,051	27,565
Total	€ 3,593,785	€ 7,603,338